Financial Risk Management	12 Months Ended
Dec. 31, 2024
Disclosure Of Financial Risk Management [Abstract]
Financial Risk Management	Note 25 - Financial Risk Management
(Amounts in thousands, except share, per share and per unit data)
The Group is exposed to various financial risks, including market risk, credit risk, liquidity risk, capital risk, and collateral risk. To manage these risks, the
Group continuously monitors the unpredictability of financial markets and seeks to minimize potential adverse effects on its financial performance.
The Group’s principal financial liabilities consist of borrowings, leases, and trade and other payables, which are primarily used to finance and provide financial guarantees for its operations. The Group’s principal financial assets include cash and cash equivalents, as well as trade and other receivables derived from its operations.
Additionally, the Group also enters into derivative financial instruments, which are recorded as assets or liabilities depending on market dynamics. The
Group leverages its internal resources to design and manage its derivative-related risk management activities, but also engages with third party providers to assist with the execution of derivative transactions and provide commodity trading and risk management applications.
Market Risk
Market risk refers to the possibility that the fair value of future cash flows of a financial instrument will fluctuate due to changes in market prices. Market risk is comprised of two main types of risk: interest rate risk and commodity price risk. Financial instruments affected by market risk include borrowings and derivative financial instruments.
To manage market price risks resulting from changes in commodity prices and foreign exchange rates, the Group uses both derivative and non-
derivative financial instruments. These instruments help mitigate the potential negative effects on the Group’s assets, liabilities, or future expected cash flows.
The Group is subject to market risk exposure related to changes in interest rates. The Group’s borrowings primarily consist of fixed-rate amortizing notes and its variable rate Credit Facility and Term Loan II, as illustrated below.

	December 31, 2024		December 31, 2023
	Borrowings	Interest Rate(a)	Borrowings	Interest Rate(a)
ABS Notes, Term Loan I, & other(b)	$1,443,013	7.01%	$1,158,221	5.67%
Credit Facility & Term Loan II	$368,251	8.68%	$159,000	8.66%
(a)The interest rate on the ABS Notes, Term Loan I and other notes payable represents the weighted average fixed rate of the notes, while the interest rate presented for the Credit Facility and Term Loan II represents the floating rate as of December 31, 2024 and 2023, respectively.
(b)Includes $76,100 in notes payable issued as part of the consideration in the Oaktree transaction, and $30,000 in notes payable issued by a third party financial institution in November 2024 collateralized by two natural gas processing plants and various natural gas compressors and related support equipment in the Central
Region, as of December 31, 2024. Refer to Note 5 for additional information regarding the Oaktree transaction.
For additional information regarding the ABS Notes, Term Loan I, Term Loan II, and Credit Facility, refer to Note 21. The table below illustrates the impact of a 100 basis point adjustment in the borrowing rate for the Credit Facility and Term Loan II and the corresponding effect on finance costs. This represents a reasonably possible change in interest rate risk.

Credit Facility & Term Loan II Interest Rate Sensitivity	December 31, 2024	December 31, 2023
+100 Basis Points	$3,683	$1,590
-100 Basis Points	$(3,683)	$(1,590)
The Group strives to maintain a prudent balance of floating and fixed-rate borrowing exposure, particularly during uncertain market conditions. As part of the Group’s risk mitigation strategy, the Group occasionally enters into swap arrangements to adjust its exposure to floating or fixed interest rates, depending on changes in the composition of borrowings in its portfolio. Consequently, the total principal hedged through the use of derivative financial instruments varies from period to period.
As of December 31, 2024 and 2023, the fair value of the Group’s interest rate swaps represents an asset of $235 and an asset of $315, respectively. For additional information regarding derivative financial instruments, refer to Note 13.
The Group’s revenues are primarily derived from the sale of its natural gas, NGLs, and oil production, making the Group subject to commodity price risk.
Commodity prices for natural gas, NGLs and oil can be volatile and may fluctuate due to relatively small changes in supply, weather conditions, economic conditions, and government actions. For the years ended December 31, 2024, 2023 and 2022, the Group’s commodity revenue was $732,259,
$802,399, and $1,873,011, respectively.
To mitigate the risk of fluctuations in commodity prices, the Group enters into derivative financial instruments. The total volumes hedged through the use of these instruments vary from period to period. Generally the Group’s objective is to hedge at least 65% of its anticipated production volumes for the next 12 months, at least 50% for months 13 to 24, and a minimum of 30% for months 25 to 36. For additional information regarding derivative financial instruments, refer to Note 13.
By removing price volatility from a significant portion of the Group’s expected production through 2032, the Group has mitigated, but not eliminated, the potential effects of changing prices on its operating cash flow for those periods. While these derivative contracts help mitigate the negative effects of falling commodity prices, they also limit the benefits the Group would receive from increases in commodity prices.
Credit and Counterparty Risk
The Group is exposed to credit and counterparty risk from the sale of its natural gas, NGLs and oil. Trade receivables from customers represent amounts due for the purchase of these commodities, and their collectability depends on the financial condition of each customer. The Group reviews the financial condition of customers before extending credit and generally does not require collateral to support their trade receivables. As of December 31, 2024 and
2023, the Group had no customers that comprised over 10% of its total trade receivables. The Group’s trade receivables from customers, net of the applicable allowance for credit losses, were $199,788 and $168,913, respectively, as of December 31, 2024 and 2023.
The Group is also exposed to credit risk from joint interest owners, which are entities that own a working interest in the properties operated by the
Group. Joint interest receivables are classified under trade receivables, net, in the Consolidated Statement of Financial Position. The Group has the
ability to withhold future revenue payments to recover any non-payment of joint interest receivables. As of December 31, 2024 and 2023, the Group’s joint interest receivables, net of the applicable allowance for credit losses, were $34,633 and $21,294, respectively.
Trade receivables are current, and the Group believes these net receivables are collectible. For additional information, refer to Note 3.
Liquidity Risk
Liquidity risk is the possibility that the Group will not be able to meet its financial obligations as they fall due. The Group manages this risk by maintaining adequate cash reserves through the use of cash from operations and borrowing capacity on the Credit Facility. Additionally, the Group continuously monitors its forecast and actual cash flows to ensure it maintains an appropriate level of liquidity. The amounts disclosed in the following table represent the Group’s contractual undiscounted cash flows.

	Not Later Than One Year	Later Than One Year and Not Later Than Five Years	Later Than Five Years
				Total
For the year ended December 31, 2024
Trade and other payables	$35,013	$—	$—	$35,013
Borrowings	209,463	940,780	585,330	1,735,573
Leases	16,080	33,215	139	49,434
Other liabilities(a)	161,467	5,384	—	166,851
Total	$422,023	$979,379	$585,469	$1,986,871
For the year ended December 31, 2023
Trade and other payables	$53,490	$—	$—	$53,490
Borrowings	200,822	864,264	259,762	1,324,848
Leases	12,358	22,531	—	34,889
Other liabilities(a)	178,779	2,224	—	181,003
Total	$445,449	$889,019	$259,762	$1,594,230
(a)Includes accrued expenses and net revenue clearing. Excludes asset retirement obligations and revenue to be distributed.
Capital Risk
The Group defines capital as the total of equity shareholders’ funds and long-term borrowings net of available cash balances. The Group’s objectives when managing capital are to provide returns for shareholders, maintain appropriate leverage and safeguard the ability to continue as a going concern.
Additionally, the Group aims to pursue opportunities for growth by identifying and evaluating potential acquisitions and constructing new infrastructure on existing proved leaseholds.
The Directors do not establish a quantitative return on capital criteria, but instead promote year-over-year adjusted EBITDA growth. The Group actively manages its balance sheet and seeks to maintain a long-term leverage ratio approximately 2.5x.Collateral Risk
As of December 31, 2024, the Group has pledged 100% of its upstream natural gas and oil properties in the Appalachian and Central regions, along with certain midstream assets, to fulfill the collateral requirements for borrowings under its debt instruments. The fair value of the collateral is based on an independent petroleum engineering firm’s reserves calculation, which uses estimated cash flows discounted at 10% and a commodities futures price schedule. For additional information regarding acquisitions and borrowings, refer to Notes 5 and 21, respectively.